SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Supplemental Cash Flow Information1 [Abstract]
Schedule of Increase and (Decrease) In Non-Cash Working Capital Balances
(i) The following table summarizes the increase (decrease) in non-cash working capital balances:

	Year ended December 31,
	2023	2022
Receivables	$(3,604)	$1,223
Prepaids and deposits	750	(799)
Inventory	1,383	9,220
Accounts payable and accrued liabilities	9,916	(2,484)
Increase in working capital	$8,445	$7,160

Schedule Of Non-Cash In Other Income (Expense)
(ii) The following table summarizes non-cash items included in other income (expense):

	Year ended December 31,
	2023	2022
Gain (loss) on warrants	$16,686	$(1,040)
Gain (loss) on Convertible Loans derivative	21,833	(9,899)
Gain on Convertible Debenture derivative	900	—
Loss on deferred consideration	(1,194)	(3,262)
Gain (loss) on investments	997	(295)
Gain on sales from Gold Prepay Agreement	569	1,596
Gain (loss) on Gold Prepay derivative	(4,592)	2,916
Gain on Silver Purchase derivative	—	1,898
Loss on Gold Prepay Agreement modification	(1,831)	—
Other	(477)	20
Total non-cash items included in other income (expense)	$32,891	$(8,066)